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   As filed with the Securities and Exchange Commission on October 1, 1999

                         File Nos. 33-9645 and 811-4881

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 60

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 61

                             NORWEST ADVANTAGE FUNDS
            (Formerly "Norwest Funds" and "Prime Value Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                               Don L. Evans, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                           Anthony C. J. Nuland, Esq.
                              Seward & Kissel, LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to Rule 485, paragraph (b)
[ ] on _________________ pursuant to Rule 485, paragraph (b)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund, Municipal Money Market Fund, Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Strategic Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced Equity Fund, Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund, International Fund, Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund, Performa Small Cap Value Fund, Performa Global Growth Fund, Norwest WealthBuilder II Growth Balanced Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Portfolio.

Ready Cash Investment Fund, Stable Income Fund, Total Return Bond Fund, Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund and
Performa Small Cap Value Fund of Registrant are structured as master-feeder funds and this amendment is also executed by Core Trust (Delaware).

                                    PART A


This amendment to the Norwest Advantage Funds registration statement incorporates by reference Part A of post-effective amendment 58 dated September 14, 1999 accession number 0001004402-99-000379 and post-effective amendment 59 dated September 16, 1999, accession number 0001004402-99-000382.

                                     PART B

This amendment to the Norwest Advantage Funds registration statement incorporates by reference Part B of post-effective amendment 58 dated September 14, 1999 accession number 0001004402-99-000379 and post-effective amendment 59 dated September 16, 1999, accession number 0001004402-99-000382.

                                     PART C



This amendment to the Norwest Advantage Funds registration statement incorporates by reference Part C of post-effective amendment 58 dated September 14, 1999 accession number 0001004402-99-000379 and post-effective amendment 59 dated September 16, 1999, accession number 0001004402-99-000382.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment number 60 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on September 30, 1999.

                                                  Norwest Advantage Funds



                                                  By:      /s/John Y. Keffer
                                                              John Y. Keffer
                                                              President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 30, 1999.

(a)      Principal Executive Officer

         /s/  John Y. Keffer
              John Y. Keffer
              Chairman and President

(b)      Principal Financial Officer

         /s/  Sara M. Morris
              Sara M. Morris
              Treasurer

(c)      A majority of the Trustees

         /s/  John Y. Keffer
              John Y. Keffer
              Chairman

              Robert C. Brown, Trustee
              Donald H. Burkhardt, Trustee
              James C. Harris, Trustee
              Richard M. Leach, Trustee
              Donald C. Willeke, Trustee
              Timothy J. Penny, Trustee
              John C. McCune, Trustee

         By: /s/John Y. Keffer
              John Y. Keffer
              Attorney in Fact*

         * Pursuant to powers of attorney filed as Other Exhibits A, B, C, D, E, and F to this Registration Statement.

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds to be signed in the City of Portland, State of Maine on September 30, 1999.

                                                   Core Trust (Delaware)


                                                   By:  /s/ John Y. Keffer
                                                            John Y. Keffer
                                                            President

Index To Exhibits



Exhibit

(i)(1)   Consent of Seward & Kissel LLP.